Income Taxes - Contingencies (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Maximum
Disclosure of contingent liabilities [line items]
Tax expense, reassessed tax liability	$ 57
Minimum
Disclosure of contingent liabilities [line items]
Tax expense, reassessed tax liability	0
Uncertain tax positions
Disclosure of contingent liabilities [line items]
Provision for uncertain tax positions	$ 0	$ 0